Equity - Summary of Stock Option Activity (Q1) (Details) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Equity [Abstract]
Number of Underlying Stock Options, Outstanding, Beginning balance	166,477	215,052	182,717
Number of Underlying Stock Options, Granted			42,881
Number of Underlying Stock Options, Exercised
Number of Underlying Stock Options, Forfeited	(14,784)	(48,575)	(10,546)
Number of Underlying Stock Options, Outstanding, Ending balance	151,693	166,477	215,052
Number of Underlying Stock Options, Exercisable, Ending balance	151,343	166,127